Discontinued Operations - Schedule of Carrying Amount of Net Assets Classified as Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets	$ 21,690	$ 19,132
Total noncurrent assets	2,785	2,310
Total current liabilities	16,378	11,175
Noncurrent liabilities	1,710	1,777
Discontinued Operations, Disposed of by Sale | PGSC and RRC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable - net	20,703	17,320
Other current assets	987	1,812
Total current assets	21,690	19,132
Goodwill	736	736
Other noncurrent assets	2,049	1,574
Total noncurrent assets	2,785	2,310
Total assets of discontinued operations	24,475	21,442
Accounts payable	4,209	2,311
Accrued salaries and benefits	5,013	4,580
Accrued expenses	6,910	4,284
Other current liabilities	246	0
Total current liabilities	16,378	11,175
Noncurrent liabilities	1,710	1,777
Total liabilities of discontinued operations	$ 18,088	$ 12,952